JOHN HANCOCK BOND TRUST	JOHN HANCOCK INVESTMENT TRUST
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	JOHN HANCOCK INVESTMENT TRUST II
JOHN HANCOCK CAPITAL SERIES	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK CURRENT INTEREST	JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK FUNDS II	JOHN HANCOCK STRATEGIC SERIES
JOHN HANCOCK FUNDS III

Supplement dated May 21, 2020 to the current prospectuses of each series of the investment companies listed above, as applicable, as may be supplemented (collectively, the Prospectus)

Effective June 1, 2020, the mailing addresses for John Hancock Signature Services, Inc. will change to the following:

Regular mail	Express delivery
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

Accordingly, all references to P.O. Box 55913, Boston, MA 02205-5913 and 2000 Crown Colony Drive, Suite 55913, Quincy, MA 02169-0953 in the Prospectus will be replaced with the new addresses.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.